Determined Net Benefit Costs Benefit Liabilities for Pension Plans (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005
Compensation And Retirement Disclosure [Abstract]
Discount rate	3.00%	4.00%	4.50%
Expected rate of return on assets	4.50%	4.50%	4.50%	4.50%
Future salary increases	3.50%	3.50%	3.50%
Future pension increases	2.00%	2.00%	2.00%